Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Gross deferred tax assets					$ 327,719	$ 280,312
Valuation allowances					223,385	137,520
Deferred tax (income) expense for unrepatriated foreign earnings					(600)	(600)	$ 1,800
Expected decrease in unrecognized tax benefits in the next twelve months					400
Unrecognized tax benefits resulting from foreign and U.S. state tax positions	$ 6,100		$ 6,100		5,900
Interest and penalties included as a component of income tax benefit					400	400	500
Accrued interest and penalties	3,100		3,100		2,700	2,300
Income tax provision	(3,577)	$ (5,911)	(8,990)	$ (7,856)	(12,256)	4,720	(17,451)
Loss before income taxes	$ (20,384)	$ (86,774)	$ (52,908)	$ (124,046)	(170,251)	(116,024)	(172,010)
Effective tax rate	17.50%	6.80%	17.00%	6.30%
Valuation allowance, deferred tax assets	$ 11,400		$ 26,100
Gross unrecognized tax benefits	$ 16,000		16,000		14,901	13,905	14,469	$ 12,342
Change in unrecognized tax benefits			1,100
Expected decrease in unrecognized tax benefits			$ 900		120	$ 709	$ 379
Federal
Income Tax Disclosure [Abstract]
Net operating loss carryforwards					695,100
State
Income Tax Disclosure [Abstract]
Net operating loss carryforwards					$ 448,800
United States
Income Tax Disclosure [Abstract]
Federal statutory income tax rate					35.00%
Foreign
Income Tax Disclosure [Abstract]
Net operating loss carryforwards					$ 11,500
Operating loss carryforwards, expiration year					2022
Minimum | United States
Income Tax Disclosure [Abstract]
Operating loss carryforwards, expiration dates					1 year
Maximum | United States
Income Tax Disclosure [Abstract]
Operating loss carryforwards, expiration dates					20 years